FSS2 P-2

                       SUPPLEMENT DATED JANUARY 8, 2001
                             TO THE PROSPECTUS OF

                           FRANKLIN STRATEGIC SERIES
    (FSS2-FRANKLIN BIOTECHNOLOGY DISCOVERY, TECHNOLOGY, GLOBAL HEALTH CARE,
              GLOBAL COMMUNICATIONS AND NATURAL RESOURCES FUNDS)
                            DATED SEPTEMBER 1, 2000

The prospectus is amended as follows:

I. The "Management" section on page 10 is replaced with the following:

      MANAGEMENT

      Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94403, is the Fund's investment manager. Together, Advisers and its affiliates manage over $220 billion in assets.

      The team responsible for the Fund's management is:

      EVAN MCCULLOCH CFA, VICE PRESIDENT OF ADVISERS

      Mr. McCulloch has been a manager of the Fund since 1997. He joined Franklin Templeton Investments in 1992.

      The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended April 30, 2000, the Fund paid 0.47% of its average daily net assets to the manager for its services.

II. The "Management" section on page 30 is replaced with the following:

      MANAGEMENT

      Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94403, is the Fund's investment manager. Together, Advisers and its affiliates manage over $220 billion in assets.

      The team responsible for the Fund's management is:

      EVAN MCCULLOCH CFA, VICE PRESIDENT OF ADVISERS

      Mr. McCulloch has been a manager of the Fund since 1994. He joined Franklin Templeton Investments in 1992.

      RUPERT H. JOHNSON, JR., PRESIDENT OF ADVISERS

      Mr. Johnson has been a manager of the Fund since 1992. He joined Franklin Templeton Investments in 1965.

      The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended April 30, 2000, management fees, before any advance waiver were 0.62% of the Fund's average daily net assets. Under an agreement by the manager to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.61% of its average daily net assets to the manager for its services. This reduction is required by the Fund's Board of Trustees and an order by the Securities and Exchange Commission.

               Please keep this supplement for future reference.